Schedule III Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Initial Costs
Land	$ 510,633
Buildings & Improvements	2,565,195
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	2,036,931
Total Costs
Land	510,633
Buildings & Improvements	4,602,126
Total	5,112,759
Accumulated Depreciation	(742,535)
Encumbrances	724,305
129/161/165 North Hill Avenue & 6 Thomas
Initial Costs
Land	3,091
Buildings & Improvements	5,546
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	14,800
Total Costs
Land	3,091
Buildings & Improvements	20,346
Total	23,437
Accumulated Depreciation	(4,837)
10931/10933 North Torrey Pines Road
Initial Costs
Land	1,321
Buildings & Improvements	5,960
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	11,125
Total Costs
Land	1,321
Buildings & Improvements	17,085
Total	18,406
Accumulated Depreciation	(7,376)
3010 Science Park Road
Initial Costs
Land	1,013
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	19,050
Total Costs
Land	1,013
Buildings & Improvements	19,050
Total	20,063
Accumulated Depreciation	(8,737)
Encumbrances	20,288
10975 North Torrey Pines Road
Initial Costs
Land	620
Buildings & Improvements	9,531
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	9,765
Total Costs
Land	620
Buildings & Improvements	19,296
Total	19,916
Accumulated Depreciation	(4,430)
11025/11035/11045 Roselle Street
Initial Costs
Land	1,209
Buildings & Improvements	6,869
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	7,932
Total Costs
Land	1,209
Buildings & Improvements	14,801
Total	16,010
Accumulated Depreciation	(4,135)
4757/4767 Nexus Centre Drive
Initial Costs
Land	4,796
Buildings & Improvements	24,590
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	15,638
Total Costs
Land	4,796
Buildings & Improvements	40,228
Total	45,024
Accumulated Depreciation	(15,127)
Encumbrances	20,100
3530/3550 John Hopkins Court & 3535/3565 General Atomics Court
Initial Costs
Land	3,247
Buildings & Improvements	23,307
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	21,122
Total Costs
Land	3,247
Buildings & Improvements	44,429
Total	47,676
Accumulated Depreciation	(17,267)
6146/6166 Nancy Ridge Road
Initial Costs
Land	1,248
Buildings & Improvements	3,839
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,549
Total Costs
Land	1,248
Buildings & Improvements	8,388
Total	9,636
Accumulated Depreciation	(4,407)
10505 Roselle Street & 3770 Tansy Street
Initial Costs
Land	1,095
Buildings & Improvements	3,074
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	3,864
Total Costs
Land	1,095
Buildings & Improvements	6,938
Total	8,033
Accumulated Depreciation	(3,355)
9363/9373/9393 Towne Centre Drive
Initial Costs
Land	853
Buildings & Improvements	26,861
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	18,231
Total Costs
Land	853
Buildings & Improvements	45,092
Total	45,945
Accumulated Depreciation	(13,390)
Encumbrances	36,246
9880 Campus Point Drive
Initial Costs
Land	4,246
Buildings & Improvements	16,165
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	20,014
Total Costs
Land	4,246
Buildings & Improvements	36,179
Total	40,425
Accumulated Depreciation	(5,914)
6138-6150 Nancy Ridge Drive
Initial Costs
Land	1,984
Buildings & Improvements	10,397
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	243
Total Costs
Land	1,984
Buildings & Improvements	10,640
Total	12,624
Accumulated Depreciation	(2,113)
Encumbrances	12,152
5810-5820 Nancy Ridge Drive
Initial Costs
Land	3,492
Buildings & Improvements	18,285
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	714
Total Costs
Land	3,492
Buildings & Improvements	18,999
Total	22,491
Accumulated Depreciation	(3,511)
13112 Evening Creek Drive
Initial Costs
Land	7,393
Buildings & Improvements	27,950
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	54
Total Costs
Land	7,393
Buildings & Improvements	28,004
Total	35,397
Accumulated Depreciation	(3,288)
Encumbrances	12,839
3115/3215 Merryfield Row
Initial Costs
Land	19,576
Buildings & Improvements	78,438
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	3,811
Total Costs
Land	19,576
Buildings & Improvements	82,249
Total	101,825
Accumulated Depreciation	(9,135)
6175/6225/6275 Nancy Ridge Drive
Initial Costs
Land	3,914
Buildings & Improvements	14,173
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	219
Total Costs
Land	3,914
Buildings & Improvements	14,392
Total	18,306
Accumulated Depreciation	(2,514)
7330 Carroll Road
Initial Costs
Land	2,650
Buildings & Improvements	19,878
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	313
Total Costs
Land	2,650
Buildings & Improvements	20,191
Total	22,841
Accumulated Depreciation	(745)
5200 Illumina Way- Main
Initial Costs
Land	17,329
Buildings & Improvements	96,606
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	12,020
Total Costs
Land	17,329
Buildings & Improvements	108,626
Total	125,955
Accumulated Depreciation	(3,715)
5871 Oberlin Drive
Initial Costs
Land	1,349
Buildings & Improvements	8,016
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1,748
Total Costs
Land	1,349
Buildings & Improvements	9,764
Total	11,113
Accumulated Depreciation	(187)
Encumbrances	6,916
5871 Oberlin Drive | Secured debt
Total Costs
Unamortized (premium) discount	(195)
3985 Sorrento Valley Blvd
Initial Costs
Land	2,422
Buildings & Improvements	15,456
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	273
Total Costs
Land	2,422
Buildings & Improvements	15,729
Total	18,151
Accumulated Depreciation	(460)
Encumbrances	8,125
3985 Sorrento Valley Blvd | Secured debt
Total Costs
Unamortized (premium) discount	(299)
10300 Campus Point Dr
Initial Costs
Land	18,681
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	97,039
Total Costs
Land	18,681
Buildings & Improvements	97,039
Total	115,720
Accumulated Depreciation	(1,122)
819-863 Mitten & 866 Malcolm
Initial Costs
Land	2,884
Buildings & Improvements	7,784
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	11,637
Total Costs
Land	2,884
Buildings & Improvements	19,421
Total	22,305
Accumulated Depreciation	(6,292)
2625/2627/2631 Hanover Street
Initial Costs
Buildings & Improvements	6,628
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	8,527
Total Costs
Buildings & Improvements	15,155
Total	15,155
Accumulated Depreciation	(6,417)
2425/2400/2450 Garcia Bayshore
Initial Costs
Buildings & Improvements	21,323
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	23,395
Total Costs
Buildings & Improvements	44,718
Total	44,718
Accumulated Depreciation	(13,029)
341/343 Oyster Point Blvd
Initial Costs
Land	7,038
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	23,918
Total Costs
Land	7,038
Buildings & Improvements	23,918
Total	30,956
Accumulated Depreciation	(12,076)
901/951 Gateway Boulevard
Initial Costs
Land	11,917
Buildings & Improvements	38,417
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	2,155
Total Costs
Land	11,917
Buildings & Improvements	40,572
Total	52,489
Accumulated Depreciation	(11,044)
Encumbrances	56,034
681 Gateway Blvd
Initial Costs
Land	8,250
Buildings & Improvements	33,846
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,290
Total Costs
Land	8,250
Buildings & Improvements	38,136
Total	46,386
Accumulated Depreciation	(6,365)
Encumbrances	47,396
3165 Porter Drive
Initial Costs
Buildings & Improvements	19,154
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1,380
Total Costs
Buildings & Improvements	20,534
Total	20,534
Accumulated Depreciation	(4,087)
Encumbrances	21,700
249 E. Grand Avenue
Initial Costs
Land	5,708
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	59,162
Total Costs
Land	5,708
Buildings & Improvements	59,162
Total	64,870
Accumulated Depreciation	(5,084)
1700 Owens St
Initial Costs
Land	7,150
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	81,835
Total Costs
Land	7,150
Buildings & Improvements	81,835
Total	88,985
Accumulated Depreciation	(10,018)
1500 Owens St
Initial Costs
Land	7,735
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	74,090
Total Costs
Land	7,735
Buildings & Improvements	74,090
Total	81,825
Accumulated Depreciation	(3,900)
455 Mission Bay Blvd S.
Initial Costs
Land	10,535
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	88,532
Total Costs
Land	10,535
Buildings & Improvements	88,532
Total	99,067
Accumulated Depreciation	(3,215)
7000 Shoreline Court
Initial Costs
Land	7,038
Buildings & Improvements	39,704
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	5,835
Total Costs
Land	7,038
Buildings & Improvements	45,539
Total	52,577
Accumulated Depreciation	(8,231)
Encumbrances	32,920
3350 West Bayshore Road
Initial Costs
Land	4,800
Buildings & Improvements	6,693
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	9,604
Total Costs
Land	4,800
Buildings & Improvements	16,297
Total	21,097
Accumulated Depreciation	(2,157)
75 & 125 Shoreway
Initial Costs
Land	6,617
Buildings & Improvements	7,091
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	10,279
Total Costs
Land	6,617
Buildings & Improvements	17,370
Total	23,987
Accumulated Depreciation	(1,824)
600/630/650 Gateway Boulevard
Initial Costs
Land	25,258
Buildings & Improvements	48,796
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	5,994
Total Costs
Land	25,258
Buildings & Improvements	54,790
Total	80,048
Accumulated Depreciation	(6,870)
500 Forbes Ave
Initial Costs
Land	38,911
Buildings & Improvements	75,337
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	13,604
Total Costs
Land	38,911
Buildings & Improvements	88,941
Total	127,852
Accumulated Depreciation	(9,817)
409 Illinois St
Initial Costs
Land	36,249
Buildings & Improvements	274,061
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	(128,593)
Total Costs
Land	36,249
Buildings & Improvements	145,468
Total	181,717
Accumulated Depreciation	(2,494)
60 Westview Street
Initial Costs
Land	960
Buildings & Improvements	3,032
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	9,170
Total Costs
Land	960
Buildings & Improvements	12,202
Total	13,162
Accumulated Depreciation	(2,771)
One Innovation Drive
Initial Costs
Land	2,734
Buildings & Improvements	14,567
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	6,954
Total Costs
Land	2,734
Buildings & Improvements	21,521
Total	24,255
Accumulated Depreciation	(7,086)
377 Plantation Street
Initial Costs
Land	2,352
Buildings & Improvements	14,173
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	3,060
Total Costs
Land	2,352
Buildings & Improvements	17,233
Total	19,585
Accumulated Depreciation	(6,912)
381 Plantation Street
Initial Costs
Land	651
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	23,746
Total Costs
Land	651
Buildings & Improvements	23,746
Total	24,397
Accumulated Depreciation	(9,936)
500 Arsenal Street
Initial Costs
Land	3,360
Buildings & Improvements	7,316
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	28,361
Total Costs
Land	3,360
Buildings & Improvements	35,677
Total	39,037
Accumulated Depreciation	(10,717)
29 Hartwell Avenue
Initial Costs
Land	1,475
Buildings & Improvements	7,194
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	14,212
Total Costs
Land	1,475
Buildings & Improvements	21,406
Total	22,881
Accumulated Depreciation	(9,092)
Encumbrances	12,986
780/790 Memorial Drive
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	43,476
Total Costs
Buildings & Improvements	43,476
Total	43,476
Accumulated Depreciation	(14,372)
480 Arsenal Street
Initial Costs
Land	6,413
Buildings & Improvements	5,457
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	44,753
Total Costs
Land	6,413
Buildings & Improvements	50,210
Total	56,623
Accumulated Depreciation	(9,835)
35 Hartwell Avenue
Initial Costs
Land	2,567
Buildings & Improvements	4,522
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	9,764
Total Costs
Land	2,567
Buildings & Improvements	14,286
Total	16,853
Accumulated Depreciation	(3,604)
Encumbrances	12,061
306 Belmont Street
Initial Costs
Land	1,578
Buildings & Improvements	10,195
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1,070
Total Costs
Land	1,578
Buildings & Improvements	11,265
Total	12,843
Accumulated Depreciation	(2,136)
350 Plantation Street
Initial Costs
Land	228
Buildings & Improvements	1,501
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	330
Total Costs
Land	228
Buildings & Improvements	1,831
Total	2,059
Accumulated Depreciation	(432)
35 Wiggins Avenue
Initial Costs
Land	876
Buildings & Improvements	5,033
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	198
Total Costs
Land	876
Buildings & Improvements	5,231
Total	6,107
Accumulated Depreciation	(923)
30 Bearfoot Road
Initial Costs
Land	1,220
Buildings & Improvements	22,375
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	44
Total Costs
Land	1,220
Buildings & Improvements	22,419
Total	23,639
Accumulated Depreciation	(3,830)
100 Beaver Street
Initial Costs
Land	1,466
Buildings & Improvements	9,046
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	8,922
Total Costs
Land	1,466
Buildings & Improvements	17,968
Total	19,434
Accumulated Depreciation	(2,701)
44 Hartwell Avenue
Initial Costs
Land	1,341
Buildings & Improvements	8,448
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	667
Total Costs
Land	1,341
Buildings & Improvements	9,115
Total	10,456
Accumulated Depreciation	(1,469)
19 Presidential Way
Initial Costs
Land	12,833
Buildings & Improvements	27,333
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	64
Total Costs
Land	12,833
Buildings & Improvements	27,397
Total	40,230
Accumulated Depreciation	(4,565)
161 First Street
Initial Costs
Land	2,749
Buildings & Improvements	7,679
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	7,778
Total Costs
Land	2,749
Buildings & Improvements	15,457
Total	18,206
Accumulated Depreciation	(2,230)
155 Fortune Blvd.
Initial Costs
Land	1,440
Buildings & Improvements	5,238
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	15
Total Costs
Land	1,440
Buildings & Improvements	5,253
Total	6,693
Accumulated Depreciation	(853)
45 - 47 Wiggins Ave
Initial Costs
Land	893
Buildings & Improvements	4,000
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	6,611
Total Costs
Land	893
Buildings & Improvements	10,611
Total	11,504
Accumulated Depreciation	(1,222)
167 Sidney Street
Initial Costs
Buildings & Improvements	3,554
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	7,114
Total Costs
Buildings & Improvements	10,668
Total	10,668
Accumulated Depreciation	(1,221)
6-8 Preston Court
Initial Costs
Land	1,278
Buildings & Improvements	7,057
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	557
Total Costs
Land	1,278
Buildings & Improvements	7,614
Total	8,892
Accumulated Depreciation	(1,176)
300 Third Street
Initial Costs
Buildings & Improvements	54,481
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	18,304
Total Costs
Buildings & Improvements	72,785
Total	72,785
Accumulated Depreciation	(11,038)
130 Forbes Avenue
Initial Costs
Land	2,342
Buildings & Improvements	9,890
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	974
Total Costs
Land	2,342
Buildings & Improvements	10,864
Total	13,206
Accumulated Depreciation	(1,867)
Technology Square
Initial Costs
Buildings & Improvements	619,658
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	17,788
Total Costs
Buildings & Improvements	637,446
Total	637,446
Accumulated Depreciation	(85,290)
Encumbrances	214,638
Technology Square | Secured debt
Total Costs
Unamortized (premium) discount	1,528
99 Erie Street
Initial Costs
Buildings & Improvements	3,831
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	231
Total Costs
Buildings & Improvements	4,062
Total	4,062
Accumulated Depreciation	(1,094)
111 Forbes Blvd
Initial Costs
Land	804
Buildings & Improvements	5,835
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1,215
Total Costs
Land	804
Buildings & Improvements	7,050
Total	7,854
Accumulated Depreciation	(848)
215 First St.
Initial Costs
Land	41,293
Buildings & Improvements	50,844
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	49,172
Total Costs
Land	41,293
Buildings & Improvements	100,016
Total	141,309
Accumulated Depreciation	(6,731)
3 Preston Court
Initial Costs
Land	1,049
Buildings & Improvements	2,310
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	6,736
Total Costs
Land	1,049
Buildings & Improvements	9,046
Total	10,095
Accumulated Depreciation	(92)
525 Cartier Blvd. West
Initial Costs
Land	3,330
Buildings & Improvements	21,227
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	109
Total Costs
Land	3,330
Buildings & Improvements	21,336
Total	24,666
Accumulated Depreciation	(3,640)
275 Armand Frappier
Initial Costs
Land	4,684
Buildings & Improvements	23,983
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	303
Total Costs
Land	4,684
Buildings & Improvements	24,286
Total	28,970
Accumulated Depreciation	(3,660)
7990 Enterprise Street
Initial Costs
Land	2,592
Buildings & Improvements	9,645
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	330
Total Costs
Land	2,592
Buildings & Improvements	9,975
Total	12,567
Accumulated Depreciation	(1,496)
1781 West 75th Ave
Initial Costs
Land	2,344
Buildings & Improvements	4,815
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	9,670
Total Costs
Land	2,344
Buildings & Improvements	14,485
Total	16,829
Accumulated Depreciation	(1,424)
661 University Ave
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	90,786
Total Costs
Buildings & Improvements	90,786
Total	90,786
Accumulated Depreciation	(1,674)
5100 Campus Drive
Initial Costs
Land	327
Buildings & Improvements	2,117
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	601
Total Costs
Land	327
Buildings & Improvements	2,718
Total	3,045
Accumulated Depreciation	(1,014)
Encumbrances	2,237
5110 Campus Drive
Initial Costs
Land	327
Buildings & Improvements	2,117
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	258
Total Costs
Land	327
Buildings & Improvements	2,375
Total	2,702
Accumulated Depreciation	(768)
Encumbrances	2,671
702 Electronic Drive
Initial Costs
Land	600
Buildings & Improvements	3,110
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,045
Total Costs
Land	600
Buildings & Improvements	7,155
Total	7,755
Accumulated Depreciation	(4,307)
210 Welsh Pool Road
Initial Costs
Land	621
Buildings & Improvements	4,258
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	2,971
Total Costs
Land	621
Buildings & Improvements	7,229
Total	7,850
Accumulated Depreciation	(999)
200 Lawrence Road
Initial Costs
Land	1,289
Buildings & Improvements	12,039
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	136
Total Costs
Land	1,289
Buildings & Improvements	12,175
Total	13,464
Accumulated Depreciation	(2,415)
102 Witmer Road
Initial Costs
Land	1,625
Buildings & Improvements	19,715
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	5,641
Total Costs
Land	1,625
Buildings & Improvements	25,356
Total	26,981
Accumulated Depreciation	(4,139)
701 Veterans Circle
Initial Costs
Land	1,468
Buildings & Improvements	7,885
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	24
Total Costs
Land	1,468
Buildings & Improvements	7,909
Total	9,377
Accumulated Depreciation	(863)
100 Phillips Parkway
Initial Costs
Land	1,840
Buildings & Improvements	2,298
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	14,578
Total Costs
Land	1,840
Buildings & Improvements	16,876
Total	18,716
Accumulated Depreciation	(6,778)
Encumbrances	10,163
279 Princeton Hightstown Road
Initial Costs
Land	1,075
Buildings & Improvements	1,438
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,695
Total Costs
Land	1,075
Buildings & Improvements	6,133
Total	7,208
Accumulated Depreciation	(2,977)
ACNYC East Tower
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	342,351
Total Costs
Buildings & Improvements	342,351
Total	342,351
Accumulated Depreciation	(11,344)
100 Capitola Drive
Initial Costs
Land	337
Buildings & Improvements	5,794
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,440
Total Costs
Land	337
Buildings & Improvements	10,234
Total	10,571
Accumulated Depreciation	(2,981)
800/801 Capitola Drive
Initial Costs
Land	576
Buildings & Improvements	11,688
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	19,160
Total Costs
Land	576
Buildings & Improvements	30,848
Total	31,424
Accumulated Depreciation	(11,659)
5 Triangle Drive
Initial Costs
Land	161
Buildings & Improvements	3,409
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	2,776
Total Costs
Land	161
Buildings & Improvements	6,185
Total	6,346
Accumulated Depreciation	(1,590)
108/110/112/114 Alexander Road
Initial Costs
Buildings & Improvements	376
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	41,634
Total Costs
Buildings & Improvements	42,010
Total	42,010
Accumulated Depreciation	(7,227)
7010/7020/7030 Kit Creek
Initial Costs
Land	1,065
Buildings & Improvements	21,218
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	18,362
Total Costs
Land	1,065
Buildings & Improvements	39,580
Total	40,645
Accumulated Depreciation	(7,918)
2525 State Highway 54
Initial Costs
Land	713
Buildings & Improvements	12,827
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	773
Total Costs
Land	713
Buildings & Improvements	13,600
Total	14,313
Accumulated Depreciation	(2,577)
7 Triangle Drive
Initial Costs
Land	701
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	31,310
Total Costs
Land	701
Buildings & Improvements	31,310
Total	32,011
Accumulated Depreciation	(317)
601 Keystone Park Drive
Initial Costs
Land	785
Buildings & Improvements	11,546
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,980
Total Costs
Land	785
Buildings & Improvements	16,526
Total	17,311
Accumulated Depreciation	(1,859)
555 Heritage Drive
Initial Costs
Land	2,919
Buildings & Improvements	5,311
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	11,873
Total Costs
Land	2,919
Buildings & Improvements	17,184
Total	20,103
Accumulated Depreciation	(1,105)
401 Professional Drive
Initial Costs
Land	1,129
Buildings & Improvements	6,941
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,819
Total Costs
Land	1,129
Buildings & Improvements	11,760
Total	12,889
Accumulated Depreciation	(3,277)
25/35/45 W. Watkins Mills Rd
Initial Costs
Land	3,281
Buildings & Improvements	14,416
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	7,766
Total Costs
Land	3,281
Buildings & Improvements	22,182
Total	25,463
Accumulated Depreciation	(5,839)
1330 Piccard Drive
Initial Costs
Land	2,800
Buildings & Improvements	11,533
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	27,830
Total Costs
Land	2,800
Buildings & Improvements	39,363
Total	42,163
Accumulated Depreciation	(9,118)
708 Quince Orchard Road
Initial Costs
Land	1,267
Buildings & Improvements	3,031
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	6,772
Total Costs
Land	1,267
Buildings & Improvements	9,803
Total	11,070
Accumulated Depreciation	(6,660)
1405/1413 Research Boulevard
Initial Costs
Land	3,850
Buildings & Improvements	31,557
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	17,484
Total Costs
Land	3,850
Buildings & Improvements	49,041
Total	52,891
Accumulated Depreciation	(13,712)
1500/1550 East Gude Drive
Initial Costs
Land	1,523
Buildings & Improvements	7,731
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	3,433
Total Costs
Land	1,523
Buildings & Improvements	11,164
Total	12,687
Accumulated Depreciation	(4,022)
Encumbrances	11,894
8000/9000/10000 Virginia Manor
Initial Costs
Buildings & Improvements	13,679
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	2,941
Total Costs
Buildings & Improvements	16,620
Total	16,620
Accumulated Depreciation	(6,268)
Encumbrances	14,735
1201 Clopper Road
Initial Costs
Land	2,463
Buildings & Improvements	493
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	23,593
Total Costs
Land	2,463
Buildings & Improvements	24,086
Total	26,549
Accumulated Depreciation	(11,394)
19/20/22 Firstfield Road
Initial Costs
Land	2,294
Buildings & Improvements	13,425
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	16,526
Total Costs
Land	2,294
Buildings & Improvements	29,951
Total	32,245
Accumulated Depreciation	(9,049)
1300 Quince Orchard Boulevard
Initial Costs
Land	970
Buildings & Improvements	5,138
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	232
Total Costs
Land	970
Buildings & Improvements	5,370
Total	6,340
Accumulated Depreciation	(1,616)
930/940 Clopper Road
Initial Costs
Land	1,883
Buildings & Improvements	9,370
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,273
Total Costs
Land	1,883
Buildings & Improvements	13,643
Total	15,526
Accumulated Depreciation	(4,865)
5 Research Place
Initial Costs
Land	1,466
Buildings & Improvements	5,708
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	25,772
Total Costs
Land	1,466
Buildings & Improvements	31,480
Total	32,946
Accumulated Depreciation	(3,989)
9 West Watkins Mills Road
Initial Costs
Land	2,773
Buildings & Improvements	23,906
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	5,727
Total Costs
Land	2,773
Buildings & Improvements	29,633
Total	32,406
Accumulated Depreciation	(4,847)
12301 Parklawn Drive
Initial Costs
Land	1,476
Buildings & Improvements	7,267
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	101
Total Costs
Land	1,476
Buildings & Improvements	7,368
Total	8,844
Accumulated Depreciation	(1,346)
15010 Broschart Road
Initial Costs
Land	2,576
Buildings & Improvements	5,661
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	3,279
Total Costs
Land	2,576
Buildings & Improvements	8,940
Total	11,516
Accumulated Depreciation	(1,226)
9920/9950 Medical Center Drive
Initial Costs
Land	2,797
Buildings & Improvements	8,060
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	307
Total Costs
Land	2,797
Buildings & Improvements	8,367
Total	11,164
Accumulated Depreciation	(1,512)
5 Research Court
Initial Costs
Land	1,647
Buildings & Improvements	13,258
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,956
Total Costs
Land	1,647
Buildings & Improvements	18,214
Total	19,861
Accumulated Depreciation	(5,366)
910 Clopper Road
Initial Costs
Land	5,527
Buildings & Improvements	26,365
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	7,855
Total Costs
Land	5,527
Buildings & Improvements	34,220
Total	39,747
Accumulated Depreciation	(6,369)
9800 Medical Center Drive A/B/C/D
Initial Costs
Land	7,110
Buildings & Improvements	70,747
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	37,129
Total Costs
Land	7,110
Buildings & Improvements	107,876
Total	114,986
Accumulated Depreciation	(26,818)
Encumbrances	76,000
620 Professional Drive
Initial Costs
Land	784
Buildings & Improvements	4,705
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	318
Total Costs
Land	784
Buildings & Improvements	5,023
Total	5,807
Accumulated Depreciation	(794)
16020 Industrial Drive
Initial Costs
Land	2,924
Buildings & Improvements	19,664
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	571
Total Costs
Land	2,924
Buildings & Improvements	20,235
Total	23,159
Accumulated Depreciation	(3,151)
14920 Broschart Rd
Initial Costs
Land	2,328
Buildings & Improvements	10,185
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	240
Total Costs
Land	2,328
Buildings & Improvements	10,425
Total	12,753
Accumulated Depreciation	(427)
Encumbrances	6,383
14920 Broschart Rd | Secured debt
Total Costs
Unamortized (premium) discount	(215)
950 Wind River
Initial Costs
Land	2,400
Buildings & Improvements	10,620
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1,050
Total Costs
Land	2,400
Buildings & Improvements	11,670
Total	14,070
Accumulated Depreciation	(389)
14225 Newbrook Drive
Initial Costs
Land	4,800
Buildings & Improvements	27,639
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	390
Total Costs
Land	4,800
Buildings & Improvements	28,029
Total	32,829
Accumulated Depreciation	(10,363)
Encumbrances	29,305
1124 Columbia Street
Initial Costs
Land	2,767
Buildings & Improvements	22,916
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	27,359
Total Costs
Land	2,767
Buildings & Improvements	50,275
Total	53,042
Accumulated Depreciation	(17,772)
3000/3018 Western Avenue
Initial Costs
Land	1,432
Buildings & Improvements	7,497
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	13,554
Total Costs
Land	1,432
Buildings & Improvements	21,051
Total	22,483
Accumulated Depreciation	(5,791)
1201/1208 Eastlake Avenue
Initial Costs
Land	5,810
Buildings & Improvements	47,149
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	14,955
Total Costs
Land	5,810
Buildings & Improvements	62,104
Total	67,914
Accumulated Depreciation	(14,128)
Encumbrances	43,320
1616 Eastlake Avenue
Initial Costs
Land	6,940
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	62,791
Total Costs
Land	6,940
Buildings & Improvements	62,791
Total	69,731
Accumulated Depreciation	(12,452)
410 W. Harrison/410 Elliott Avenue West
Initial Costs
Land	3,857
Buildings & Improvements	1,989
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	10,393
Total Costs
Land	3,857
Buildings & Improvements	12,382
Total	16,239
Accumulated Depreciation	(1,581)
1551 Eastlake Ave.
Initial Costs
Land	3,561
Buildings & Improvements	8,381
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	4,460
Total Costs
Land	3,561
Buildings & Improvements	12,841
Total	16,402
Accumulated Depreciation	(3,469)
1600 Fairview Avenue
Initial Costs
Land	2,212
Buildings & Improvements	6,788
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	5,949
Total Costs
Land	2,212
Buildings & Improvements	12,737
Total	14,949
Accumulated Depreciation	(1,551)
199 Blaine St.
Initial Costs
Land	6,528
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	71,680
Total Costs
Land	6,528
Buildings & Improvements	71,680
Total	78,208
Accumulated Depreciation	(3,796)
Encumbrances	720
1201 & 1209 Mercer St
Initial Costs
Land	5,032
Buildings & Improvements	1,111
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	1
Total Costs
Land	5,032
Buildings & Improvements	1,112
Total	6,144
Accumulated Depreciation	(1,008)
801 Dexter Ave
Initial Costs
Land	4,295
Buildings & Improvements	3,914
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	303
Total Costs
Land	4,295
Buildings & Improvements	4,217
Total	8,512
Accumulated Depreciation	(570)
Various
Initial Costs
Land	5,231
Buildings & Improvements	19,191
Costs Capitalized Subsequent to Acquisition
Buildings & Improvements	140,862
Total Costs
Land	5,231
Buildings & Improvements	160,053
Total	165,284
Accumulated Depreciation	(20,541)
Encumbrances	$ 12,476